Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Natixis Funds Trust I
Prospectus Date	rr_ProspectusDate	Mar. 20, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

NATIXIS FUNDS

Supplement dated March 20, 2019 to the Natixis Funds Prospectuses and Statements of Additional Information, dated December 28, 2018 and May 1, 2018, as may be revised or supplemented from time to time, for the following funds.

Mirova Global Green Bond Fund
Mirova Global Sustainable Equity Fund
Mirova International Sustainable Equity Fund

(each a “Fund” and, together, the “Funds”)

Effective March 29, 2019, the Funds’ investment adviser, Ostrum Asset Management U.S., LLC (“Ostrum US”, the “Adviser”), will undergo a corporate restructuring whereby Paris-based Mirova, an affiliate of Ostrum US and a provider of portfolio management services to the Funds, has ceased to operate through Ostrum US. In anticipation of this restructuring, on December 5, 2018, the Board of Trustees of the Funds voted to approve new advisory agreements with a new, U.S.-registered investment adviser, Mirova US LLC (“Mirova US”), which are substantially identical to the current advisory agreements with Ostrum US, except for (i) the name of the entity serving as adviser (Mirova US versus Ostrum US); (ii) the effective date; (iii) the termination date (June 30, 2019, to align with that of the current agreements in place between the Funds and Ostrum US); and (iv) the addition of a recital clause to clarify that the new agreements with Mirova US replace the current agreements with Ostrum US in conjunction with the corporate restructuring of Ostrum US. Accordingly, effective March 29, 2019, Ostrum US no longer serves as the Adviser of the Funds and all references to Ostrum US and corresponding disclosure related to the Adviser in each Fund’s Prospectus are hereby deleted. There are no changes to the Funds’ investment objectives, investment strategies or portfolio managers.

Mirova Global Green Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

NATIXIS FUNDS

Supplement dated March 20, 2019 to the Natixis Funds Prospectuses and Statements of Additional Information, dated December 28, 2018 and May 1, 2018, as may be revised or supplemented from time to time, for the following funds.

Mirova Global Green Bond Fund

(each a “Fund” and, together, the “Funds”)

Effective March 29, 2019, the Funds’ investment adviser, Ostrum Asset Management U.S., LLC (“Ostrum US”, the “Adviser”), will undergo a corporate restructuring whereby Paris-based Mirova, an affiliate of Ostrum US and a provider of portfolio management services to the Funds, has ceased to operate through Ostrum US. In anticipation of this restructuring, on December 5, 2018, the Board of Trustees of the Funds voted to approve new advisory agreements with a new, U.S.-registered investment adviser, Mirova US LLC (“Mirova US”), which are substantially identical to the current advisory agreements with Ostrum US, except for (i) the name of the entity serving as adviser (Mirova US versus Ostrum US); (ii) the effective date; (iii) the termination date (June 30, 2019, to align with that of the current agreements in place between the Funds and Ostrum US); and (iv) the addition of a recital clause to clarify that the new agreements with Mirova US replace the current agreements with Ostrum US in conjunction with the corporate restructuring of Ostrum US. Accordingly, effective March 29, 2019, Ostrum US no longer serves as the Adviser of the Funds and all references to Ostrum US and corresponding disclosure related to the Adviser in each Fund’s Prospectus are hereby deleted. There are no changes to the Funds’ investment objectives, investment strategies or portfolio managers.

Mirova Global Sustainable Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

NATIXIS FUNDS

Supplement dated March 20, 2019 to the Natixis Funds Prospectuses and Statements of Additional Information, dated December 28, 2018 and May 1, 2018, as may be revised or supplemented from time to time, for the following funds.

Mirova Global Sustainable Equity Fund

(each a “Fund” and, together, the “Funds”)

Effective March 29, 2019, the Funds’ investment adviser, Ostrum Asset Management U.S., LLC (“Ostrum US”, the “Adviser”), will undergo a corporate restructuring whereby Paris-based Mirova, an affiliate of Ostrum US and a provider of portfolio management services to the Funds, has ceased to operate through Ostrum US. In anticipation of this restructuring, on December 5, 2018, the Board of Trustees of the Funds voted to approve new advisory agreements with a new, U.S.-registered investment adviser, Mirova US LLC (“Mirova US”), which are substantially identical to the current advisory agreements with Ostrum US, except for (i) the name of the entity serving as adviser (Mirova US versus Ostrum US); (ii) the effective date; (iii) the termination date (June 30, 2019, to align with that of the current agreements in place between the Funds and Ostrum US); and (iv) the addition of a recital clause to clarify that the new agreements with Mirova US replace the current agreements with Ostrum US in conjunction with the corporate restructuring of Ostrum US. Accordingly, effective March 29, 2019, Ostrum US no longer serves as the Adviser of the Funds and all references to Ostrum US and corresponding disclosure related to the Adviser in each Fund’s Prospectus are hereby deleted. There are no changes to the Funds’ investment objectives, investment strategies or portfolio managers.

Mirova International Sustainable Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

NATIXIS FUNDS

Supplement dated March 20, 2019 to the Natixis Funds Prospectuses and Statements of Additional Information, dated December 28, 2018 and May 1, 2018, as may be revised or supplemented from time to time, for the following funds.

Mirova International Sustainable Equity Fund

(each a “Fund” and, together, the “Funds”)

Effective March 29, 2019, the Funds’ investment adviser, Ostrum Asset Management U.S., LLC (“Ostrum US”, the “Adviser”), will undergo a corporate restructuring whereby Paris-based Mirova, an affiliate of Ostrum US and a provider of portfolio management services to the Funds, has ceased to operate through Ostrum US. In anticipation of this restructuring, on December 5, 2018, the Board of Trustees of the Funds voted to approve new advisory agreements with a new, U.S.-registered investment adviser, Mirova US LLC (“Mirova US”), which are substantially identical to the current advisory agreements with Ostrum US, except for (i) the name of the entity serving as adviser (Mirova US versus Ostrum US); (ii) the effective date; (iii) the termination date (June 30, 2019, to align with that of the current agreements in place between the Funds and Ostrum US); and (iv) the addition of a recital clause to clarify that the new agreements with Mirova US replace the current agreements with Ostrum US in conjunction with the corporate restructuring of Ostrum US. Accordingly, effective March 29, 2019, Ostrum US no longer serves as the Adviser of the Funds and all references to Ostrum US and corresponding disclosure related to the Adviser in each Fund’s Prospectus are hereby deleted. There are no changes to the Funds’ investment objectives, investment strategies or portfolio managers.